(2_FIDELITY_LOGOS)FIDELITY

CAPITAL & INCOME
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    31  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   35  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   40  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. Prior to December 30, 1990, Capital & Income operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998           PAST 1  PAST 5  PAST 10
                                       YEAR    YEARS   YEARS

FIDELITY CAPITAL & INCOME              23.59%  75.29%  216.95%

ML HIGH YIELD MASTER                   14.01%  68.01%  206.02%

HIGH CURRENT YIELD FUNDS AVERAGE       16.59%  66.59%  172.82%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 203 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 1  PAST 5  PAST 10
                                  YEAR    YEARS    YEARS

FIDELITY CAPITAL & INCOME         23.59%  11.88%  12.23%

ML HIGH YIELD MASTER              14.01%  10.93%  11.83%

HIGH CURRENT YIELD FUNDS AVERAGE  16.59%  10.71%  10.48%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Capital & Income            ML High Yield Master
             00038                       ML002
  1988/04/30      10000.00                    10000.00
  1988/05/31      10004.83                    10052.19
  1988/06/30      10204.01                    10244.39
  1988/07/31      10312.17                    10352.64
  1988/08/31      10316.51                    10386.66
  1988/09/30      10426.05                    10491.35
  1988/10/31      10538.16                    10654.81
  1988/11/30      10533.59                    10694.72
  1988/12/31      10604.43                    10739.98
  1989/01/31      10799.61                    10901.04
  1989/02/28      10859.71                    10974.30
  1989/03/31      10793.86                    10964.53
  1989/04/30      10753.97                    10996.89
  1989/05/31      10946.98                    11199.34
  1989/06/30      11177.51                    11358.01
  1989/07/31      11198.53                    11411.80
  1989/08/31      11197.47                    11468.17
  1989/09/30      10851.05                    11358.99
  1989/10/31      10369.76                    11179.32
  1989/11/30      10392.36                    11204.38
  1989/12/31      10263.44                    11194.25
  1990/01/31       9919.36                    10975.46
  1990/02/28       9740.71                    10815.63
  1990/03/31       9836.46                    10961.83
  1990/04/30       9867.94                    11017.52
  1990/05/31      10077.46                    11216.53
  1990/06/30      10302.13                    11433.84
  1990/07/31      10529.10                    11675.47
  1990/08/31      10276.33                    11228.51
  1990/09/30      10001.18                    10740.16
  1990/10/31       9684.35                    10466.85
  1990/11/30       9813.34                    10555.52
  1990/12/31       9868.67                    10707.62
  1991/01/31       9922.16                    10858.98
  1991/02/28      10419.92                    11664.97
  1991/03/31      10876.16                    12166.52
  1991/04/30      11330.30                    12599.78
  1991/05/31      11369.80                    12661.31
  1991/06/30      11609.40                    12916.01
  1991/07/31      11983.93                    13225.49
  1991/08/31      12145.84                    13503.46
  1991/09/30      12310.68                    13675.46
  1991/10/31      12610.52                    14081.83
  1991/11/30      12683.79                    14244.49
  1991/12/31      12811.44                    14409.97
  1992/01/31      13584.06                    14913.79
  1992/02/29      14157.84                    15284.18
  1992/03/31      14762.26                    15497.43
  1992/04/30      15063.76                    15610.23
  1992/05/31      15245.75                    15859.23
  1992/06/30      15421.29                    16056.27
  1992/07/31      15727.12                    16381.59
  1992/08/31      15884.71                    16598.47
  1992/09/30      16037.28                    16787.59
  1992/10/31      15874.45                    16575.56
  1992/11/30      16025.54                    16810.31
  1992/12/31      16404.96                    17026.76
  1993/01/31      17031.36                    17446.03
  1993/02/28      17385.14                    17776.26
  1993/03/31      17937.73                    18084.44
  1993/04/30      18081.07                    18214.25
  1993/05/31      18443.47                    18459.44
  1993/06/30      19160.17                    18806.25
  1993/07/31      19338.05                    19008.39
  1993/08/31      19496.67                    19189.59
  1993/09/30      19601.47                    19284.28
  1993/10/31      19995.52                    19647.54
  1993/11/30      20208.88                    19755.00
  1993/12/31      20490.44                    19952.53
  1994/01/31      21105.89                    20389.79
  1994/02/28      21095.67                    20243.16
  1994/03/31      20550.38                    19583.50
  1994/04/30      20334.04                    19354.64
  1994/05/31      20309.92                    19285.69
  1994/06/30      20048.51                    19356.67
  1994/07/31      20181.52                    19492.74
  1994/08/31      20183.17                    19628.14
  1994/09/30      20157.19                    19620.71
  1994/10/31      20026.55                    19670.57
  1994/11/30      19672.18                    19503.24
  1994/12/31      19545.73                    19720.18
  1995/01/31      19846.54                    19998.83
  1995/02/28      20646.89                    20622.82
  1995/03/31      20757.59                    20909.82
  1995/04/30      21276.46                    21399.40
  1995/05/31      21661.48                    22067.96
  1995/06/30      21741.78                    22236.52
  1995/07/31      22504.00                    22490.73
  1995/08/31      22575.09                    22627.23
  1995/09/30      22884.20                    22886.11
  1995/10/31      22932.07                    23048.34
  1995/11/30      22532.94                    23273.32
  1995/12/31      22817.63                    23646.90
  1996/01/31      22923.68                    24020.36
  1996/02/29      23359.97                    24056.53
  1996/03/31      23387.56                    23991.19
  1996/04/30      23771.02                    24002.06
  1996/05/31      23947.78                    24175.16
  1996/06/30      23865.93                    24320.38
  1996/07/31      23780.15                    24485.50
  1996/08/31      24116.48                    24738.36
  1996/09/30      24742.38                    25269.13
  1996/10/31      24862.05                    25546.07
  1996/11/30      25192.83                    26062.53
  1996/12/31      25420.54                    26263.08
  1997/01/31      25564.90                    26464.91
  1997/02/28      26076.84                    26836.16
  1997/03/31      25556.99                    26538.11
  1997/04/30      25644.82                    26840.15
  1997/05/31      26458.52                    27374.18
  1997/06/30      26916.35                    27797.93
  1997/07/31      27530.63                    28465.02
  1997/08/31      27699.54                    28400.98
  1997/09/30      28983.58                    28885.89
  1997/10/31      28496.52                    29077.59
  1997/11/30      28664.55                    29338.00
  1997/12/31      29158.46                    29631.33
  1998/01/31      29917.52                    30065.40
  1998/02/28      30545.75                    30196.74
  1998/03/31      31341.52                    30456.97
  1998/04/30      31694.58                    30601.64
IMATRL PRASUN   SHR__CHT 19980430 19980506 133833 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $31,695 - a 216.95% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $30,602 - a 206.02% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                         YEARS ENDED APRIL 30,

                 1998    1997    1996    1995    1994

DIVIDEND RETURN  8.50%   8.52%   9.87%   9.01%   9.34%

CAPITAL RETURN   15.09%  -0.64%   1.85%  -4.38%   3.12%

TOTAL RETURN     23.59%  7.88%   11.72%  4.63%   12.46%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            4.95(CENTS)  29.41(CENTS)  71.01(CENTS)

ANNUALIZED DIVIDEND RATE       5.64%        5.79%         7.12%

30-DAY ANNUALIZED YIELD        6.49%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.68 over the past one month, $10.25 over the past six months, and $9.98 over the past one year, you can compare the fund's income over these three periods. The past six months and one year dividends per-share include additional distributions required by federal tax regulations. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The high-yield market posted
impressive returns during the
12 months that ended April 30,
1998, benefiting from strong
economic growth and a robust
equity market. During this time,
the Merrill Lynch High Yield Master
Index - a broad measure of the
high-yield market - returned
14.01%. By comparison, the
Lehman Brothers Aggregate Bond
Index - a performance gauge for
the U.S. taxable bond market -
returned 10.91%. The Standard &
Poor's 500 Index - a measure of
the performance of U.S. stocks -
gained 41.07%. Because the
high-yield market tends to perform
somewhat in line with the stock
market - and stocks hit record
highs during the period -
high-yield issues performed well. A
robust economy also enticed strong
corporate profits and record new
high-yield issuance - supply that
was welcomed by an extremely
high level of demand. On top of
that, defaults among high-yield
issuers remained very low - and
the default rate is the critical
component in the returns of the
high-yield market. Although
high-yield issues experienced some
volatility along with equities as a
result of the Southeast Asian crisis,
they rebounded quickly as
investors sought above-average
returns.
An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. It was a good year. For the 12 months that ended April 30, 1998, the fund generated a return of 23.59%. This compared favorably to the high current yield funds average, which returned 16.59% during the period, according to Lipper Analytical Services. The fund also outperformed the Merrill Lynch High Yield Master Index, which returned 14.01% during this 12-month period.
Q. CAN YOU POINT TO SOME OF THE DRIVERS BEHIND THE FUND'S STRONG
PERFORMANCE?
A. Capital & Income's primary investment universe is the high-yield bond market, but the fund - unlike many of its competitors in the Lipper peer group - also has the ability to invest a portion of its assets in both stocks and distressed securities. While distressed securities - which are stocks or bonds of companies that have gone through financial difficulty - weren't very attractive during the period, many of the fund's stock holdings did very well. Relative to the fund's competitive universe, the high-yield bond portion of Capital & Income was of slightly higher credit quality and shorter duration - a measure of sensitivity to changes in interest rates. While this strategy can sacrifice some yield, it can help to limit interest-rate and credit risk. Additionally, the fund's latitude to invest in distressed debt and equities of high-yield companies leverages our research-intensive process in opportunities with much higher return potential than "plain vanilla" high-yield bonds.
Q. THE HIGH-YIELD MARKET HAS GROWN TREMENDOUSLY OVER THE PAST FEW YEARS. WHAT HAS TRIGGERED THIS RISE AND HAVE THERE BEEN ANY GROWING PAINS ALONG THE WAY?
A. Over the past couple of years, investors have come to recognize high-yield issues as attractive yield alternatives. There's been a significant amount of money coming into the market based on good returns and relatively low default rates. Supply sometimes outstrips demand temporarily, but prices tend to adjust and the high-yield market keeps going. Default rates are the critical variable in the growth of and returns from the high-yield market.
Q. WHERE WERE YOU ABLE TO FIND ATTRACTIVE OPPORTUNITIES?
A. I don't typically invest in a company just because it operates within a particular industry. Rather, my approach involves more of a basic, "kick the tires," bottom-up analysis of that company. During this past period, I focused on companies that were less cyclical - or sensitive to economic shifts - as well as those that weren't capital intensive. Some areas that reflected this approach included the telecommunications and cable TV groups. Deregulation within the telecommunications industry, combined with exciting product innovation, created some interesting opportunities. Examples of positions held by the fund included McCaw International and Nextel Communications. Cable TV operators also performed well during the period, with steady subscriber rates and strong revenue growth playing key roles. CSC Holdings - formerly known as Cablevision - was one of the fund's larger cable-related positions.
Q. WHICH POSITIONS PERFORMED WELL? WHICH DIDN'T?
A. Again, several of the fund's stock positions performed well. These included Thermadyne - a company that designs and manufactures cutting and welding products - as well as Echostar Communications and El Paso Electric. The fund's bond positions in these companies also did well. Other strong performers included ContiFinancial, Alliance Gaming and Chancellor Media. In terms of disappointments, some of the fund's smaller positions - such as Sterling Chemicals - did poorly. Additionally, I would have liked to have owned more of the investments that did perform well.
Q. WHAT'S YOUR OUTLOOK?
A. The usual barometers for the high-yield market are ones beyond my control: interest rates, corporate earnings and default rates. Going forward, I'll continue to try to reduce the overall interest-rate risk in the fund. Since issues with shorter-term maturities are less susceptible to rate swings than issues with longer maturities, I'll continue to emphasize shorter-term bonds. Also, I'll continue to focus on higher-quality securities to try to offset any potential corporate earnings declines. Overall, I'm happy with the way the fund is positioned.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DAVID GLANCY TALKS ABOUT WHY
CERTAIN INDUSTRIES TEND TO
ISSUE CONSIDERABLE AMOUNTS
OF HIGH-YIELD DEBT:
"CERTAIN INDUSTRIES TEND TO ACCOUNT
FOR A CONSIDERABLE PORTION OF
HIGH-YIELD DEBT ISSUANCE. TWO
RECENT EXAMPLES ARE THE CABLE
TV AND TELECOMMUNICATIONS
INDUSTRIES.
"COMPANIES WITH SIGNIFICANT CAPITAL
NEEDS AND A STEADY, PREDICTABLE
BUSINESS SHOULD LEVERAGE THEIR
BALANCE SHEETS. CABLE TELEVISION
COMPANIES HAVE ENJOYED HEALTHY
SUBSCRIBER GROWTH RATES AND -
FOR THE MOST PART - HAVE BEEN
ABLE TO SET THEIR OWN PRICES. AS
THEIR BUSINESSES HAVE GROWN, CABLE
TV COMPANIES HAVE FOUND HIGH-YIELD
DEBT ISSUANCE TO BE EFFECTIVE IN
SUPPLEMENTING THAT GROWTH.
"THE TELECOMMUNICATIONS SECTOR
WAS FAR AND AWAY THE LEADER OF NEW
ISSUANCE DURING THIS PAST PERIOD.
WITH DEREGULATION TAKING HOLD
WITHIN THE INDUSTRY, THERE IS A
TREMENDOUS AMOUNT OF PRESSURE
ON TELECOM COMPANIES TO STAY
COMPETITIVE. BY ISSUING HIGH-YIELD
DEBT, MANY COMPANIES CAN FUND
NECESSARY CAPITAL EXPENDITURES IN
A COST-EFFECTIVE MANNER."
FUND FACTS
GOAL: SEEKS INCOME AND
CAPITAL GROWTH BY INVESTING
MAINLY IN DEBT AND EQUITY
SECURITIES, WITH AN EMPHASIS
ON LOWER-QUALITY DEBT
SECURITIES
FUND NUMBER: 038
TRADING SYMBOL: FAGIX
START DATE: NOVEMBER 1, 1977
SIZE: AS OF APRIL 30, 1998,
MORE THAN $2.3 BILLION
MANAGER: DAVID GLANCY, SINCE
1996; MANAGER, SPARTAN
HIGH INCOME FUND, 1993-
1996; JOINED FIDELITY IN 1990
(CHECKMARK)
INVESTMENT CHANGES



TOP FIVE HOLDINGS AS OF APRIL 30, 1998
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE HOLDINGS
                                                       6 MONTHS AGO

NEXTEL COMMUNICATIONS, INC.              7.6           3.2

ECHOSTAR COMMUNICATIONS CORP.            5.7           4.8

THERMADYNE HOLDINGS CORP.                5.4           5.4

PATHMARK STORES, INC.                    3.6           2.8

CSC HOLDINGS, INC.                       3.2           2.4


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE MARKET SECTORS
                                                6 MONTHS AGO

MEDIA & LEISURE                   23.4          25.7

UTILITIES                         23.3          15.4

INDUSTRIAL MACHINERY & EQUIPMENT  12.0          11.4

FINANCE                           9.5           9.1

RETAIL & WHOLESALE                5.5           4.5

QUALITY DIVERSIFICATION AS OF APRIL 30, 1998
(MOODY'S RATINGS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                   INVESTMENTS   6 MONTHS AGO

AAA, AA, A         0.0           0.0

BAA                0.0           0.4

BA                 3.9           3.1

B                  43.1          45.0

CAA, CA, C         10.0          8.4

NOT RATED          5.5           1.7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1998 AND OCTOBER 31, 1997 ACCOUNT FOR 5.5% AND 1.5%, RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998* AS OF OCTOBER 31, 1997 **

NONCONVERTIBLE
BONDS  61.8%
CONVERTIBLE BONDS,
PREFERRED STOCKS 21.7%
COMMON STOCKS 12.2%
SHORT-TERM
INVESTMENTS 3.9%
OTHER 0.4%
NONCONVERTIBLE
BONDS  58.3%
PREFERRED STOCKS 14.3%
COMMON STOCKS 15.8%
SHORT-TERM
INVESTMENTS 11.2%
OTHER 0.4%
ROW: 1, COL: 1, VALUE: 1.4
ROW: 1, COL: 2, VALUE: 3.9
ROW: 1, COL: 3, VALUE: 12.2
ROW: 1, COL: 4, VALUE: 21.7
ROW: 1, COL: 5, VALUE: 60.8
ROW: 1, COL: 1, VALUE: 1.4
ROW: 1, COL: 2, VALUE: 11.2
ROW: 1, COL: 3, VALUE: 15.8
ROW: 1, COL: 4, VALUE: 14.3
ROW: 1, COL: 5, VALUE: 57.3

** FOREIGN
 INVESTMENTS 3.8%
* FOREIGN
 INVESTMENTS 4.2%
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 62.1%
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
CONVERTIBLE BONDS - 0.3%
ENERGY - 0.1%
ENERGY SERVICES - 0.1%
Key Energy Group, Inc. 5%, 9/15/04  - $ 4,000 $ 3,363
UTILITIES - 0.2%
CELLULAR - 0.2%
Rogers Communications, Inc. 2%, 11/26/05  B2  6,000  3,600
TOTAL CONVERTIBLE BONDS   6,963
NONCONVERTIBLE BONDS - 61.8%
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.4%
K & F Industries, Inc. 9 1/4%, 10/15/07  B3  7,000  7,210
Wyman-Gordon Co. 8%, 12/15/07  Ba2  2,280  2,303
  9,513
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07  B1  2,860  3,082
TOTAL AEROSPACE & DEFENSE   12,595
BASIC INDUSTRIES - 1.9%
CHEMICALS & PLASTICS - 0.5%
PCI Chemicals Canada, Inc. 9 1/4%, 10/15/07  B2  4,000  4,000
Sterling Chemicals, Inc. 11 1/4%, 4/1/07  B3  3,930  3,851
Sterling Chemicals Holdings, Inc.
0%, 8/15/08 (c)  Caa  7,000  3,990
  11,841
IRON & STEEL - 0.5%
Keystone Consolidated Industries, Inc.
9 5/8%, 8/1/07  B2  3,000  3,075
NSM Steel, Inc./NSM Steel Co. Ltd.
12%, 2/1/06 (e)  B3  3,000  2,850
WHX Corp. 10 1/2%, 4/15/05 (e)  B3  4,920  5,018
  10,943
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.1%
Kaiser Aluminum & Chemical Corp.
9 7/8%, 2/15/02  B1 $ 2,000 $ 2,070
PACKAGING & CONTAINERS - 0.4%
Gaylord Container Corp.:
 Series B, 9 3/4%, 6/15/07  B3  5,440  5,494
 9 3/8%, 6/15/07  B3  2,000  1,980
Huntsman Packaging Corp. 9 1/8%, 10/1/07  B2  2,050  2,076
  9,550
PAPER & FOREST PRODUCTS - 0.4%
Container Corp. of America gtd. 9 3/4%, 4/1/03  B1  1,040  1,115
Indah Kiat Finance Mauritius Ltd. 10%, 7/1/07 Caa 4,000 3,280 Tjiwi Kimia Mauritius Ltd. 10%, 8/1/04 Ba3 4,000 3,260
Tjiwi Kimia International BV 13 1/4%, 8/1/01  Caa  2,500  2,338
  9,993
TOTAL BASIC INDUSTRIES   44,397
CONSTRUCTION & REAL ESTATE - 0.8%
CONSTRUCTION - 0.4%
Level 3 Communications, Inc.
9 1/4%, 5/1/08 (e)  B3  8,750  8,663
REAL ESTATE - 0.4%
LNR Property Corp. 9 3/8%, 3/15/08 (e)  B1  9,230  9,253
TOTAL CONSTRUCTION & REAL ESTATE   17,916
DURABLES - 0.8%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Advance Holding Corp.
0%, 4/15/09 (c)(e)  Caa  2,510  1,406
Advance Stores Co., Inc.
10 1/4%, 4/15/08 (e)  Caa  3,785  3,832
Breed Technologies, Inc.
9 1/4%, 4/15/08 (e)  B3  7,190  7,262
  12,500
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.3%
Nine West Group, Inc. 9%, 8/15/07 (e)  Ba3 $ 6,840 $ 6,635
TOTAL DURABLES   19,135
ENERGY - 3.6%
ENERGY SERVICES - 0.8%
Grant Geophysical, Inc. 9 3/4%, 2/15/08 (e)  B3  7,000  6,983
Offshore Logistics, Inc. 7 7/8%, 1/15/08 (e)  Ba3  3,550  3,550
Pool Energy Services Co. 8 5/8%, 4/1/08 (e)  B2  8,000  7,920
  18,453
OIL & GAS - 2.8%
Belden & Blake Corp. 9 7/8%, 6/15/07  B3  7,120  7,120
Canadian Forest Oil Ltd. 8 3/4%, 9/15/07 (e)  B2  5,000  5,031
Chesapeake Energy Corp. 9 5/8%, 5/1/05 (e)  B1  8,130  8,171
Gothic Production Corp. 11 1/4%, 5/1/05 (e)  B3  3,580  3,598
Hurricane Hydrocarbons Ltd.
 11 3/4%, 11/1/04 (e)  B3  7,000  7,070
Magnum Hunter Resources, Inc. 10%, 6/1/07  B2  6,000  5,955
Nuevo Energy Co. 9 1/2%, 4/15/06  B1  1,000  1,060
Petsec Energy, Inc. 9 1/2%, 6/15/07  B3  10,210  10,337
Southwest Royalties, Inc. 10 1/2%, 10/15/04  B3  11,680  10,570
Wainoco Oil Corp. 9 1/8%, 2/15/06 (e)  B1  5,000  5,038
  63,950
TOTAL ENERGY   82,403
FINANCE - 7.5%
CREDIT & OTHER FINANCE - 4.1%
Abraxas Petroleum Corp./Canadian Abraxas
Petroleum Ltd. 11 1/2%, 11/1/04  B2  3,000  3,113
Chiles Offshore Corp. 10%, 5/1/08 (e)  B3  7,400  7,400
ContiFinancial Corp. 8 3/8%, 8/15/03  Ba1  18,000  18,190
Delta Financial Corp. 9 1/2%, 8/1/04  B1  5,000  5,000
Denbury Management, Inc. 9%, 3/1/08  B3  990  978
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Grove Investors LLC 14 1/2%, 5/1/10
pay-in-kind (e)  - $ 5,000 $ 5,000
Metris Companies, Inc. 10%, 11/1/04  Ba3  14,000  14,770
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  6,650  7,315
Olympic Financial Ltd. 11 1/2%, 3/15/07  B2  13,000  12,803
PTC International Finance BV 0%, 7/1/07 (c) B3 3,710 2,569 Transamerican Energy Corp. 0%, 6/15/02 (c) B3 15,810 13,399
United Companies Financial Corp.
 8 3/8%, 7/1/05  Ba3  5,000  4,948
  95,485
INSURANCE - 0.4%
American Premier Underwriters, Inc.
 9 3/4%, 8/1/99  Ba1  5,000  5,163
Reliance Group 9 3/4%, 11/15/03  Ba2  4,000  4,170
  9,333
SAVINGS & LOANS - 3.0%
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  54,200  61,653
Western Financial Bank FSB
8 7/8%, 8/1/07  B1  8,460  8,037
  69,690
TOTAL FINANCE   174,508
HEALTH - 1.5%
DRUGS & PHARMACEUTICALS - 0.4%
Global Health Sciences, Inc. 11%, 5/1/08 (e) Caa 2,555 2,513 Pharmaceutical Fine Chemical SA
9 3/4%, 11/15/07 (e)  B3  5,500  5,555
  8,068
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Jackson Products, Inc. 9 1/2%, 4/15/05 (e)  B3  2,370  2,388
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 1.0%
Everest Healthcare Services Corp.
9 3/4%, 5/1/08 (e)  B3 $ 2,000 $ 2,000
Fountain View, Inc.11 1/4%, 4/15/08 (e)  Caa  4,530  4,621
Magellan Health Services, Inc. 9%, 2/15/08 (e)  B3  17,100  17,100
  23,721
TOTAL HEALTH   34,177
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 2.3%
Echostar Communications Corp. secured
discount 0%, 6/1/04 (c)  B2  54,715  52,663
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B1  11,711  12,179
 10 3/4%, 11/1/03  B3  27,196  29,134
  41,313
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   93,976
MEDIA & LEISURE - 15.5%
BROADCASTING - 12.6%
ACME Television LLC/ACME Financial Corp.
0%, 9/30/04 (c)  B3  9,810  8,020
Adelphia Communications Corp.:
9 1/4%, 10/1/02  B3  3,600  3,717
 9 7/8%, 3/1/07  B3  20,890  22,457
 8 3/8%, 2/1/08  B3  7,500  7,425
Albritton Communications Co. 8 7/8%, 2/1/08  B3  1,760  1,760
Ascent Entertainment Group, Inc.
0%, 12/15/04 (c)  B3  460  290
CD Radio, Inc. 0%, 12/1/07 (c)  -  5,000  2,938
Century Communications Corp. 0%, 1/15/08 Ba3 10,000 4,375 Chancellor Media Corp. 10 1/2%, 1/15/07 B2 2,000 2,235
Citadel Broadcasting Co., Series B,
10 1/4%, 7/1/07  B3  2,100  2,305
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Comcast UK Cable Partners Ltd. 0%, 11/15/07 (c) B2 $ 3,180 $ 2,616 Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (c)  B3  50,900  46,319
Echostar DBS Corp. 12 1/2%, 7/1/02  Caa  4,000  4,470
Falcon Holding Group LP/Falcon Funding (e):
8 3/8%, 4/15/10  B2  5,515  5,432
 0%, 4/15/10 (c)  B2  11,900  7,542
FrontierVision Holdings LP/FrontierVision
Holdings Capital Corp. 0%, 9/15/07 (c) Caa 1,974 1,520 International Cabletel, Inc. (c):
 Series A, 0%, 4/15/05  B3  4,168  3,584
 0%, 2/1/06  B3  10,000  8,125
Iridium LLC/Iridium Capital Corp.:
 14%, 7/15/05  B3  4,000  4,550
 11 1/4%, 7/15/05 (e)  B3  15,230  15,725
Lenfest Communications, Inc.
8 1/4%, 2/15/08 (e)  B2  2,210  2,243
LIN Holdings Corp. 0%, 3/1/08 (c)(e)  B3  7,600  4,750
LIN Television Corp. 8 3/8%, 3/1/08 (e)  B2  3,330  3,338
NTL, Inc. 0%, 4/1/08 (c)(e)  B3  38,100  24,479
Olympus Communications LP/Olympus
Capital Corp 10 5/8%, 11/15/06  B1  4,420  4,879
Orbital Imaging Corp. unit
11 5/8%, 3/1/05 (e)  -  10,380  11,262
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07  B2  5,000  5,700
 0%, 1/15/07 (c)  B2  20,000  15,400
Renaissance Media Group
 0%, 4/15/08 (c)(e)  B3  4,350  2,664
Satelites Mexicanos SA de CV (e):
 9.44%, 6/30/04 (f)  -  6,600  6,617
 10 1/8%, 11/1/04  B3  15,280  15,603
TCI Communications Financing III
9.65%, 3/31/27  Ba3  3,370  3,867
TCI Satellite Entertainment, Inc.
10 7/8%, 2/15/07  Caa  1,000  1,060
Telemundo Group, Inc. 7%, 2/15/06 (k)  B1  18,280  19,651
Telewest PLC 0%, 10/1/07 (c)  B1  9,000  7,268
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
UIH Australia/Pacific, Inc., Series B,
0%, 5/15/06 (c)  B2 $ 7,450 $ 4,992
United International Holdings, Inc.
0%, 2/15/08 (c)  B3  3,950  2,498
  291,676
ENTERTAINMENT - 0.5%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  2,250  2,318
SFX Entertainment, Inc. 9 1/8%, 2/1/08 (e)  B3  6,840  6,634
United Artists Theatre Co. 9 3/4%, 4/15/08 (e)  Caa  1,900  1,910
  10,862
LODGING & GAMING - 1.9%
Aladdin Gaming Holdings/Aladdin Capital unit
0%, 3/1/10 (c)(e)  Caa  2,810  1,391
Extended Stay America, Inc. 9.15%, 3/15/08 (e)  B2  10,500  10,487
Grand Casinos, Inc. 9%, 10/15/04  B2  5,000  5,225
Hollywood Park, Inc. 9 1/2%, 8/1/07  B2  1,000  1,030
Resort at Summerlin LP/Resort at
Summerlin, Inc. 13%, 12/15/07
 pay-in-kind (e)  Caa  15,000  15,163
Showboat, Inc. 9 1/4%, 5/1/08  Ba3  5,900  6,269
Sun International Hotels Ltd./Sun International
North America, Inc.:
  yankee 9%, 3/15/07  Ba3  660  686
  8 5/8%, 12/15/07  Ba3  4,425  4,525
  44,776
PUBLISHING - 0.0%
Maxwell Communication Corp. PLC euro
5%, 6/16/99 (i)  - CHF 6  -
RESTAURANTS - 0.5%
Foodmaker, Inc. 8 3/8%, 4/15/08 (e)(i)  B1  2,750  2,716
Perkins Family Restaurants LP/Perkins Finance
 Corp. 10 1/8%, 12/15/07  B1  5,550  5,841
Planet Hollywood International, Inc.
12%, 4/1/05 (e)  B2  2,000  1,975
  10,532
TOTAL MEDIA & LEISURE   357,846
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 2.3%
AGRICULTURE - 0.0%
Windy Hill Pet Food, Inc. 9 3/4%, 5/15/07  B3 $ 920 $ 975
FOODS - 0.2%
Del Monte Foods Co. 0%, 12/15/07 (c)(e)  Caa  5,350  3,437
HOUSEHOLD PRODUCTS - 2.1%
Alliance Gaming Corp. 10%, 8/1/07  B3  10,000  10,175
Jafra Cosmetics International SA de CV
 11 3/4%, 5/1/08 (e)  Caa  7,000  7,053
MacAndrews and Forbes Holdings, Inc.
 13%, 3/1/99  -  900  905
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 (e)  B3  30,000  29,924
  48,057
TOTAL NONDURABLES   52,469
RETAIL & WHOLESALE - 5.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (e)(h)  -  18,686  654
DRUG STORES - 0.3%
Duane Reade, Inc. 9 1/4%, 2/15/08  B3  6,000  6,075
GROCERY STORES - 4.1%
Grand Union Co. 12%, 9/1/04  Ca  6,000  3,480
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa  24,225  24,407
 9 5/8%, 5/1/03  Caa  36,855  37,222
 0%, 11/1/03 (c)  Caa  27,920  22,476
Penn Traffic Co. 8 5/8%, 12/15/03  B3  8,314  6,714
  94,299
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Finlay Enterprises, Inc. 9%, 5/1/08  B2  2,310  2,322
MTS, Inc. 9 3/8%, 5/1/05 (e)  B2  4,630  4,653
Nebraska Book Co. 8 3/4%, 2/15/08 (e)  B3  6,540  6,425
  13,400
TOTAL RETAIL & WHOLESALE   114,428
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - 1.3%
AMRESCO, Inc. 9 7/8%, 3/15/05  B2 $ 10,000 $ 10,225
Borg-Warner Security Corp. 9 5/8%, 3/15/07  B3  5,040  5,695
Medaphis Corp. 9 1/2%, 2/15/05 (e)  B2  4,806  4,758
Signature Resorts, Inc. 9 1/4%, 5/15/06 (e)  B2  4,200  4,169
Young American Corp. 11 5/8%, 2/15/06 (e)  B3  4,900  4,851
  29,698
TECHNOLOGY - 2.3%
COMMUNICATIONS EQUIPMENT - 0.7%
Intermedia Communications, Inc.
0%, 7/15/07 (c)  B2  23,000  16,905
COMPUTER SERVICES & SOFTWARE - 1.5%
ICG Services, Inc. (c)(e):
0%, 2/15/08  -  27,185  16,854
 0%, 5/1/08  -  17,420  10,496
PSINet, Inc. 10%, 2/15/05 (e)  B3  6,570  6,710
  34,060
COMPUTERS & OFFICE EQUIPMENT - 0.1%
MediaCom LLC/MediaCom Capital Corp.
8 1/2%, 4/15/08 (e)  B2  3,155  3,127
TOTAL TECHNOLOGY   54,092
TRANSPORTATION - 2.4%
AIR TRANSPORTATION - 1.4%
US Air, Inc.:
 9 5/8%, 2/1/01  B1  22,197  23,419
 10%, 7/1/03  B1  1,700  1,791
 9 5/8%, 9/1/03  Ba2  7,050  7,596
  32,806
RAILROADS - 0.7%
Transtar Holdings LP/Transtar Capital Corp.
0%, 12/15/03 (c)  B-  17,790  16,322
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
SHIPPING - 0.3%
Amer Reefer Co. Ltd. 10 1/4%, 3/1/08 (e)  B1 $ 3,090 $ 3,105
Holt Group, Inc. 9 3/4%, 1/15/06 (e)  Caa  4,000  4,000
  7,105
TOTAL TRANSPORTATION   56,233
UTILITIES - 12.3%
CELLULAR - 5.7%
Globalstar LP/Globalstar Capital Corp.:
11 3/8%, 2/15/04  B3  10,000  10,275
 10 3/4%, 11/1/04  B3  5,155  5,194
McCaw International Ltd. 0%, 4/15/07 (c)  Caa  55,220  37,272
Nextel Communications, Inc.:
0%, 9/15/07 (c)  B2  26,384  17,677
 0%, 10/31/07 (c)  B2  5,500  3,589
 0%, 2/15/08 (c)(e)  B2  25,000  16,063
 12 1/8%, 4/15/08 (e)  Caa  24,200  14,944
Pagemart Wireless, Inc. 0%, 2/1/08 (c)(e)  Caa  4,570  2,856
Pagemart Nationwide, Inc. 0%, 2/1/05 (c)  B3  5,000  4,444
Price Communications Cellular Holdings, Inc.
0%, 8/1/07 (c)  Caa  5,000  3,475
Rogers Communications, Inc. 8 7/8%, 7/15/07  B2  5,790  5,819
Teligent, Inc. 0%, 3/1/08 (c)(e)  Caa  15,000  8,550
Telesystem International Wireless, Inc.
0%, 6/30/07 (c)  Caa  3,300  2,294
  132,452
TELEPHONE SERVICES - 6.6%
Covad Communications Group unit
0%, 3/15/08 (c)(e)  -  5,070  2,776
DTI Holdings, Inc. unit 0%, 3/1/08 (c)(e)  -  24,770  14,243
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  6,510  7,617
GST Equipment Funding, Inc. 13 1/4%, 5/1/07  -  7,950  9,282
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (c)  B3  2,710  2,019
 12 1/4%, 9/1/04  B3  4,800  5,316
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (J) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
KMC Telecom Holdings, Inc. unit
0%, 2/15/08 (c)(e)  - $ 10,000 $ 6,050
McLeodUSA, Inc.:
 0%, 3/1/07 (c)  B2  23,050  17,172
 9 1/4%, 7/15/07  B2  10,000  10,550
NEXTLINK Communications, Inc.:
9 5/8%, 10/1/07  B3  27,280  28,573
 0%, 4/15/08 (c)(e)  B3  15,000  9,375
Pathnet, Inc. unit 12 1/2%, 4/15/08 (e)  -  2,455  2,526
Rythms NetConnections, Inc. unit
 0%, 5/15/08 (c)(e)  -  5,390  2,803
Source Media, Inc. 12%, 11/1/04  B3  6,000  6,090
Winstar Communications, Inc.:
0%, 10/15/05 (c)  Caa  5,820  4,700
 14 1/2%, 10/15/05  Caa  5,650  7,571
 10%, 3/15/08 (e)  -  7,000  6,843
 11%, 3/15/08 (e)  -  8,375  8,187
  151,693
TOTAL UTILITIES   284,145
TOTAL NONCONVERTIBLE BONDS   1,428,018
TOTAL CORPORATE BONDS
(Cost $1,389,661)   1,434,981
COMMERCIAL MORTGAGE SECURITIES - 0.4%
First Chicago/Lennar Trust I Series 1997-CHL1
Class E, 8.023%, 2/28/11 (f)
(Cost $6,944)  -  9,200  7,995
COMMON STOCKS - 12.2%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc. (Trivest/Winston) (a)(d)  33,115 $ 890
Trivest 1992 Special Fund Ltd.  11.4(g)  1,294
Sterling Chemical Holdings warrants 8/15/08 (a)  6,690  174
  2,358
METALS & MINING - 0.0%
Camphor Ventures, Inc. (a)  356,400  374
PACKAGING & CONTAINERS - 0.0%
Gaylord Container Corp. Class A (a)  2,700  26
TOTAL BASIC INDUSTRIES   2,758
DURABLES - 0.7%
TEXTILES & APPAREL - 0.7%
Arena Brands Holdings Corp. Class B (a)  413,111  16,686
Hat Brands, Inc. (a)(d)  1,980,000  -
  16,686
ENERGY - 1.1%
ENERGY SERVICES - 0.1%
Pool Energy Services Co. (a)  85,000  2,242
OIL & GAS - 1.0%
EVI, Inc. (a)  137,000  7,295
Forcenergy, Inc. (a)  15,000  346
Nuevo Energy Corp. (a)  341,200  12,156
Petsec Energy Ltd. sponsored ADR (a)  96,700  1,988
XCL Ltd. unit (e)  10,000  1,835
  23,620
TOTAL ENERGY   25,862
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 0.8%
Arcadia Financial Ltd. (a)  260,900  2,250
ContiFinancial Corp. (a)  530,800  17,119
Olympic Financial Ltd. warrants 3/15/07 (a)  14,870  178
  19,547
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 0.2%
American Annuity Group, Inc.   100,000 $ 2,357
Vesta Insurance Group Corp.   34,000  1,925
  4,282
TOTAL FINANCE   23,829
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Magellan Health Services, Inc. (a)  80,000  2,220
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
ELECTRICAL EQUIPMENT - 1.1%
Ampex Corp. Class A (a)  25,000  67
Echostar Communications Corp. Class A (a)(l)  914,323  24,058
  24,125
INDUSTRIAL MACHINERY & EQUIPMENT - 3.6%
Lincoln Electric Co.   10,000  473
Thermadyne Holdings Corp. (a)(l)  2,424,935  82,293
  82,766
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   106,891
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.2%
CD Radio, Inc. (a)  10,000  288
Loral Orion Networks Systems, Inc. warrants 1/15/07 (a):
 (cv ratio .6)  5,000  85
 (cv ratio .47)  10,000  130
Price Communications Corp. (a)  62,500  952
Price Communications Corp. warrants 8/1/07 (a)(d) 17,200 447 Telewest Communications PLC sponsored ADR 100,000 1,700
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)  7,450  75
  3,677
ENTERTAINMENT - 0.0%
Livent, Inc. (a)  19,000  190
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.3%
Bally Gaming International, Inc. warrants 7/29/98 (a) 300,000 $ 188 Harrah's Entertainment, Inc. (a) 175,900 4,584
Players International, Inc. (a)  640,900  3,405
Resort at Summerlin LP warrants 12/15/07 (a)(e)  20,000  -
  8,177
TOTAL MEDIA & LEISURE   12,044
NONDURABLES - 0.6%
BEVERAGES - 0.0%
Stroh Brewery Co. warrants 1/1/01 (a)  25,067  90
HOUSEHOLD PRODUCTS - 0.6%
Alliance Gaming Corp. (a)(l)  3,011,078  14,209
TOTAL NONDURABLES   14,299
PRECIOUS METALS - 0.3%
Mountain Province Mining, Inc. (a)  1,765,400  5,799
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a):
 (New)  307,603  38
 warrants 6/10/99  562,033  -
  38
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Zale Corp. (a)  3,233  97
TOTAL RETAIL & WHOLESALE   135
SERVICES - 0.4%
Tuboscope, Inc. (a)  376,000  8,907
Vestar/LPA Investment Corp. (a)  2,550  89
  8,996
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Globalstar Telecommunications Ltd. warrants 2/15/04 (a)(e)  10,000 $
1,400
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp.  22,600  489
DecisionOne Holdings Corp. (a)  1,389  27
  516
TOTAL TECHNOLOGY   1,916
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. warrants 12/15/00 (a)  108,320  331
UTILITIES - 2.6%
CELLULAR - 0.0%
McCaw International Ltd. warrants 4/15/07 (a)(e) 55,220 276 ELECTRIC UTILITY - 1.8%
Baycorp Holdings Ltd. (a)  25,849  181
El Paso Electric Co. (a)(l)  4,174,737  39,660
Niagara Mohawk Power Corp. (a)  70,100  859
  40,700
TELEPHONE SERVICES - 0.8%
Hyperion Telecommunications, Inc. warrants
4/15/01 (a)(e)  2,000  140
IXC Communications, Inc. (a)  238,300  11,885
McLeodUSA, Inc. Class A (a)  104,600  4,812
Source Media, Inc. (a)  115,000  2,221
  19,058
TOTAL UTILITIES   60,034
TOTAL COMMON STOCKS
(Cost $216,828)   281,800
PREFERRED STOCKS - 21.4%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.9%
ENERGY - 0.3%
OIL & GAS - 0.3%
Chesapeake Energy Corp. $3.50 (e)  127,000 $ 6,350
XCL Ltd., Series A, 9 1/2%, pay-in-kind  842  62
  6,412
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp., Series C, $3.375  34,000  2,134
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.4%
CD Radio, Inc. 10 1/2% (d)  55,628  10,124
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
IXC Communications, Inc. $3.375 (e)  46,400  2,285
TOTAL CONVERTIBLE PREFERRED STOCKS   20,955
NONCONVERTIBLE PREFERRED STOCKS - 20.5%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
S D Warren Co. 14% exchangeable pay-in-kind 27,816 1,377 CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Crown America Realty Trust, Series A, 11%  40,400  2,222
FINANCE - 1.0%
INSURANCE - 1.0%
American Annuity Group Capital Trust II 8 3/4%  18,557  20,192
SIG Capital Trust I 9 1/2%  2,530  2,620
  22,812
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 3.1%
Ampex Corp. 8% (a)(d)  23,995 $ 18,651
Echostar Communications Corp.
12 1/8%, 12/1/04 pay-in-kind  47,784  53,399
  72,050
MEDIA & LEISURE - 7.0%
BROADCASTING - 7.0%
Adelphia Communications Corp. $13  197,855  23,545
CSC Holdings, Inc. pay-in-kind:
 Series H, 11 3/4%  64,039  7,477
 11 1/8%  583,380  66,943
Chancellor Media Corp.:
 Series A, $12.25   190,700  26,888
 12%, pay-in-kind  50,882  6,360
Citadel Broadcasting Co., Series B, 13 1/4%, pay-in-kind  42,886
5,189
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  11,559  13,062
NTL, Inc. 13%, pay-in-kind  3,804  4,508
SFX Broadcasting, Inc. 12 5/8%  4,523  525
Sinclair Capital 11 5/8%  30,000  3,330
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  3,812  4,298
  162,125
RETAIL & WHOLESALE - 0.5%
GROCERY STORES - 0.5%
Supermarkets General Holdings Corp. $3.52, pay-in-kind  427,093
11,905
TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.6%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 11,568 14,055 UTILITIES - 8.1%
CELLULAR - 5.3%
Nextel Communications, Inc. pay-in-kind:
 Series D, 13%  29,072  33,142
 11 1/8% (e)  84,376  90,282
  123,424
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.2%
El Paso Electric Co., Series A, 11.40%, pay-in-kind 32,852 $ 3,581 TELEPHONE SERVICES - 2.6%
American Communications Services, Inc.
12 3/4%, pay-in-kind  9,026  10,515
Hyperion Telecommunications, Inc.
12 7/8%, pay-in-kind (Reg.)  12,240  13,954
ICG Holdings, Inc. 14%, pay-in-kind  2,293  2,809
IXC Communications, Inc. 12 1/2%, pay-in-kind 8,624 10,047 NEXTLINK Communications, Inc. 14%, pay-in-kind 214,338 12,967 Winstar Communications, Inc. 14 1/2% (e) 8,250 9,818
  60,110
TOTAL UTILITIES   187,115
TOTAL NONCONVERTIBLE PREFERRED STOCKS   473,661
TOTAL PREFERRED STOCKS
(Cost $434,292)   494,616
PURCHASED BANK DEBT - 0.0%
  PRINCIPAL
  AMOUNT (J) (000S)

Merry-Go-Round Enterprises, Inc.(h):
 trade claim   $ 339  -
 lease indemnity claim    1,435  -
 unfunded loan    325  -
Zale Corp. unit (d)    1,099  11
TOTAL PURCHASED BANK DEBT
(Cost $1,088)   11
CASH EQUIVALENTS - 3.9%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated 4/30/98
due 5/1/98 at:
  5.50%  $ 86,167 $ 86,154
  5.38%   4,008  4,007
TOTAL CASH EQUIVALENTS
(Cost $90,161)   90,161
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,138,974)  $ 2,309,564
CURRENCY ABBREVIATIONS
CHF - Swiss franc
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Ampex Corp. 8%  2/16/95 $ 12,598
Atlantis Group, Inc.
 (Trivest/Winston)  4/6/93 $ 39
CD Radio, Inc.
 10 1/2%  11/21/97 $ 6,286
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Hat Brands, Inc.  2/22/94 $ 1,980
Price Communications
 Corp. warrants
 8/1/07  9/19/97 $ 166
Zale Corp. unit   2/6/91
   to 7/30/93 $ -
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $596,606,000 or 25.3% of net assets.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents number of units held.
(h) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(i) Non-income producing - the company moved to seek a court appointed administrator under British bankruptcy law.
(j) Principal amount is stated in United States dollars unless otherwise noted.
(k) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l) Affiliated company (see Note 7 of Notes to Financial Statements). OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.3%
Ba 3.9% BB  4.1%
B 42.4% B  37.3%
Caa 9.9% CCC  14.3%
Ca, C 0.2% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 5.5%. FMR has determined that unrated debt securities that are lower quality account for 5.5% of the total value of investment in securities.
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,145,249,000. Net unrealized appreciation aggregated $164,315,000, of which $203,697,000 related to appreciated investment securities and $39,382,000 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $996,000, all of which will expire on April 30, 2005. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 2,309,564
AGREEMENTS OF $90,161) (COST $2,138,974) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        15

RECEIVABLE FOR INVESTMENTS SOLD                                             81,910

DIVIDENDS RECEIVABLE                                                        1,537

INTEREST RECEIVABLE                                                         20,819

REDEMPTION FEES RECEIVABLE                                                  1

OTHER RECEIVABLES                                                           1,912

 TOTAL ASSETS                                                               2,415,758

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                $ 22,716

PAYABLE FOR FUND SHARES REDEEMED                                  51

DISTRIBUTIONS PAYABLE                                             1,167

ACCRUED MANAGEMENT FEE                                            1,137

OTHER PAYABLES AND ACCRUED EXPENSES                               1,027

COLLATERAL ON SECURITIES LOANED, AT VALUE                         34,151

 TOTAL LIABILITIES                                                          60,249

NET ASSETS                                                                 $ 2,355,509

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 2,154,354

UNDISTRIBUTED NET INVESTMENT INCOME                                         36,867

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       (6,302)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   170,590

NET ASSETS, FOR 220,502 SHARES OUTSTANDING                                 $ 2,355,509

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                        $10.68
PER SHARE ($2,355,509 (DIVIDED BY) 220,502 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                      $ 28,137
DIVIDENDS (INCLUDING $77 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $492)                144,566

 TOTAL INCOME                                                           172,703

EXPENSES

MANAGEMENT FEE                                               $ 12,603

TRANSFER AGENT FEES                                           4,055

ACCOUNTING AND SECURITY LENDING FEES                          832

NON-INTERESTED TRUSTEES' COMPENSATION                         31

CUSTODIAN FEES AND EXPENSES                                   83

REGISTRATION FEES                                             120

AUDIT                                                         152

LEGAL                                                         2

MISCELLANEOUS                                                 3

 TOTAL EXPENSES BEFORE REDUCTIONS                             17,881

 EXPENSE REDUCTIONS                                           (189)     17,692

NET INVESTMENT INCOME                                                   155,011

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF $4,519     149,276
 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                (1)       149,275

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 151,434
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         300,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 455,720
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       YEAR ENDED   YEAR ENDED
                                                           APRIL 30,    APRIL 30,
                                                           1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 155,011    $ 141,924
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   149,275      (87,543)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       151,434      110,677

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            455,720      165,058
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (152,717)    (180,254)

SHARE TRANSACTIONS                                          411,837      280,897
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              136,080      156,531

 COST OF SHARES REDEEMED                                    (537,020)    (652,730)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            10,897       (215,302)
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                             768          925

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   314,668      (229,573)

NET ASSETS

 BEGINNING OF PERIOD                                        2,040,841    2,270,414

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 2,355,509  $ 2,040,841
INCOME OF $36,867 AND $29,177, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       40,637       30,268

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    13,717       17,049

 REDEEMED                                                   (53,883)     (70,439)

 NET INCREASE (DECREASE)                                    471          (23,122)




FINANCIAL HIGHLIGHTS
                                                  YEARS ENDED APRIL 30,

                                       1998      1997      1996     1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD   $ 9.280   $ 9.340   $ 9.170  $ 9.590  $ 9.300

INCOME FROM INVESTMENT OPERATIONS       .721 B    .605 B    .902     .814     .871
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED            1.385     .093      .119     (.427)   .249
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS       2.106     .698      1.021    .387     1.120

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME             (.710)    (.762)    (.724)   (.617)   (.730)

 IN EXCESS OF NET INVESTMENT INCOME     -         -         (.133)   (.202)   (.119)

 TOTAL DISTRIBUTIONS                    (.710)    (.762)    (.857)   (.819)   (.849)

REDEMPTION FEES ADDED TO PAID           .004      .004      .006     .012     .019
IN CAPITAL

NET ASSET VALUE, END OF PERIOD         $ 10.680  $ 9.280   $ 9.340  $ 9.170  $ 9.590

TOTAL RETURN A                          23.59%    7.88%     11.72%   4.63%    12.46%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD              $ 2,356   $ 2,041   $ 2,270  $ 2,256  $ 2,734
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE            .83%      .87%      .98%     .96%     .97%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET        .82% C    .86% C    .98%     .96%     .97%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO       7.23%     6.53%     8.03%    7.38%    6.78%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE                 179%      309%      119%     78%      100%

AVERAGE COMMISSION RATE D              $ .0365   $ .0382


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, litigation, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 365 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $30,123,000 or 1.3% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $11,000 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,751,999,000 and $3,454,954,000, respectively, of which U.S. government and government agency obligations aggregated $334,538,000 and $333,936,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $95,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $34,037,000 and $34,151,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $173,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,000 and $5,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Alliance Gaming Corp.  $ 1,639 $ 575 $ - $ 14,209
ContiFinancial Corp.   7,099  -  -  -
Echostar Communications Class A   7,078  16,687  -  24,058
El Paso Electric Co.   901  9,865  -  39,660
Mountain Province Mining, Inc.   99  -  -  -
Showboat, Inc.   5,894  6,555  77  -
Thermadyne Holdings Corp.   -  -  -  82,293
WHG Resorts and Casinos, Inc.   -  1,085  -  -
WMS Industries, Inc.   22  14,749  -  -
TOTALS  $ 22,732 $ 49,516 $ 77 $ 160,220
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Summer Street Trust: Fidelity Capital & Income Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Summer Street Trust: Fidelity Capital & Income Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 11, 1998
DISTRIBUTIONS


A total of .41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 13% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
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1760 Challenge Way
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7676 Hazard Center Drive
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455 Market Street
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950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
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COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
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265 Church Street
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DELAWARE
222 Delaware Avenue
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FLORIDA
4400 N. Federal Highway
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4090 N. Ocean Boulevard
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1502 N. Westshore Blvd.
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GEORGIA
3445 Peachtree
Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
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INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
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44 Mall Road
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416 Belmont Street
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MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
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200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
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28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart Grenier, Vice President
David Glancy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan Ginnie Mae
(registered trademark)
Spartan Government Income
Spartan High Income
(registered trademark)
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
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